Interest Income - Schedule of Interest Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Interest Income [Abstract]
Interest income from bank deposits	$ 1,222,599	$ 433,848	$ 204,081
Interest income from financial assets measured at amortized cost	343,916	336,472	31,604
Others	2,738	90	227
Total interest income	$ 1,569,253	$ 770,410	$ 235,912